Loss per share (Tables)	12 Months Ended
Oct. 31, 2024
Earnings per share [abstract]
Loss per share

	Twelve months ended October 31
	2024	2023
	$	$
Net loss for the period	(3,811)	(40,952)
Non-controlling interest portion of net loss (income)	526	(1,642)
Net loss attributable to the owners of the Company	(4,337)	(39,310)
	#	#
Weighted average number of common shares - basic	79,556,928	74,329,171
Basic and diluted loss per share	(0.05)	(0.53)